                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MORTGAGE SECURITIES TRUST (FORMERLY MORGAN STANLEY FEDERAL SECURITIES TRUST)* PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

* THE FUND'S NAME CHANGED EFFECTIVE JUNE 22, 2005.

FUND REPORT
For the six months ended April 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED APRIL 30, 2005

                                            LEHMAN             LIPPER
                                     BROTHERS U.S.       GENERAL U.S.
                                        GOVERNMENT         GOVERNMENT
CLASS A  CLASS B  CLASS C  CLASS D        INDEX(1)     FUNDS INDEX(2)
   1.21%    0.83%    1.04%    1.37%           0.87%             1.17%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

EFFECTIVE JUNE 22, 2005, THE FUND CHANGED ITS NAME FROM "MORGAN STANLEY FEDERAL SECURITIES TRUST" TO "MORGAN STANLEY MORTGAGE SECURITIES TRUST." IN CONNECTION WITH THE NAME CHANGE, THE FUND ALSO CHANGED ITS INVESTMENT STRATEGY. AS OF JUNE 22, 2005, THE FUND INVESTS AT LEAST 80% OF ITS ASSETS IN MORTGAGE-RELATED SECURITIES. PRIOR TO JUNE 22, 2005, WHICH INCLUDES THE PERIOD COVERED BY THIS REPORT, THE FUND INVESTED AT LEAST 80% OF ITS ASSETS IN U.S. GOVERNMENT SECURITIES.

MARKET CONDITIONS

As the reporting period began, investor anxiety about economic softness was abating. In November, an increase in the federal funds rate (the fourth of 2004) and a surprisingly strong gain in non-farm payrolls combined with unexpectedly robust increases in producer and consumer price indices to push rates higher.

Throughout the period, the Federal Open Market Committee (the Fed) continued to raise the federal funds rate, to 2.75 percent at the end of the reporting period. As the Fed indicated that the prevailing rate was still well below its equilibrium level, the market anticipated additional increases.

Against this backdrop, the yield curve continued to flatten, with much of the change occurring in the first three months of 2005. Short- and intermediate-term yields rose across the U.S. Treasury curve, while longer-term yields declined.

Performance among U.S. government and mortgage sectors varied during the period. Treasuries and agencies posted the least impressive performance among the major fixed-income sectors, due to their relative lack of yield and greater sensitivity to changes in interest rates. Higher coupon mortgage-backed securities, which tend to be less sensitive to rising interest rates, outperformed their lower-coupon peers during the period.

PERFORMANCE ANALYSIS

Morgan Stanley Mortgage Securities Trust -- Class A and D shares outperformed the Lehman Brothers U.S. Government Index and the Lipper U.S. General Government Funds Index for the six months ended April 30, 2005, assuming no deduction of applicable sales charges. Class C shares outperformed the Lehman Brothers U.S. Government Index and underperformed the Lipper U.S. General Government Funds Index while Class B shares underperformed both of these indices for the reporting period assuming no deduction of applicable sales charges.

The Fund's mortgage position had a positive impact on performance relative to the benchmark. The Fund's emphasis on higher-coupon, slow-prepaying mortgage issues benefited the Fund as rates rose during the bulk of the period. Due in part to this focus, the Fund was less susceptible to market volatility caused by a rise in interest rates. In contrast, the Fund's Treasuries generated more muted performance, due to their relative lack of yield.

During the period, we kept the Fund's overall interest-rate exposure well below that of its benchmark, the Lehman Brothers U.S. Government Index. This positioning was beneficial as interest rates rose across the short- and intermediate-portions of the curve. However, we note that during period of rate declines, this strategy may hinder relative performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

   PORTFOLIO COMPOSITION*

   Short-Term Investments                       39.6%
   Mortgaged-Backed -- FNMA                     31.8
   Mortgaged-Backed -- FHLMC                    12.0
   U.S. Treasuries                              11.7
   Mortgaged-Backed -- GNMA                      3.5
   Collateralized Mortgage Obligations           1.4

   LONG-TERM CREDIT ANALYSIS

   AAA                                          100%

DATA AS OF APRIL 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE FOR TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $5,742,188 WITH NET UNREALIZED APPRECIATION OF $76,868 AND SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $64,597,109 WITH NET UNREALIZED DEPRECIATION OF $107,627.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN U.S. MORTGAGE-RELATED SECURITIES. (PRIOR TO JUNE 22, 2005 THE FUND INVESTED AT LEAST 80% OF ITS ASSETS IN U.S. GOVERNMENT SECURITIES). IN MAKING INVESTMENT DECISIONS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS AND OTHER FACTORS. THE FUND IS NOT LIMITED AS TO THE MATURITIES OR TYPES OF THE U.S. GOVERNMENT SECURITIES IN WHICH IT MAY INVEST. THE FUND'S INVESTMENTS IN MORTGAGE-BACKED SECURITIES ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT MAY, AT ANY TIME, BE SUBSTANTIAL.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU

MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2005

                             CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                            (SINCE 07/28/97)     (SINCE 03/31/87)     (SINCE 07/28/97)      (SINCE 07/28/97)
  SYMBOL                               FDLAX                FDLBX                FDLCX                 FDLDX
  1 YEAR                                4.43%(3)             3.78%(3)             3.98%(3)              4.78%(3)
                                       (0.01)(4)            (1.22)(4)             2.98(4)                 --
  5 YEARS                               6.34(3)              5.56(3)              5.59(3)               6.49(3)
                                        5.42(4)              5.24(4)              5.59(4)                 --
  10 YEARS                                --                 5.54(3)                --                    --
                                          --                 5.54(4)                --                    --
  SINCE INCEPTION                       5.84(3)              6.25(3)              5.04(3)               5.78(3)
                                        5.25(4)              6.25(4)              5.04(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/04 - 04/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING            ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD *
                                                  ----------------   ----------------   ----------------
                                                                                           11/01/04 -
                                                      11/01/04           04/30/05           04/30/05
                                                  ----------------   ----------------   ----------------
CLASS A
Actual (1.21% return)                             $       1,000.00   $       1,012.10   $           4.89
Hypothetical (5% annual return before expenses)   $       1,000.00   $       1,019.93   $           4.91

CLASS B
Actual (0.83% return)                             $       1,000.00   $       1,008.30   $           8.12
Hypothetical (5% annual return before expenses)   $       1,000.00   $       1,016.71   $           8.15

CLASS C
Actual (1.04% return)                             $       1,000.00   $       1,010.40   $           7.33
Hypothetical (5% annual return before expenses)   $       1,000.00   $       1,017.50   $           7.35

CLASS D
Actual (1.37% return)                             $       1,000.00   $       1,013.70   $           3.89
Hypothetical (5% annual return before expenses)   $       1,000.00   $       1,020.93   $           3.91

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.98%, 1.63%, 1.47% AND 0.78% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the five-year period, but better than average for the one- and three-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee was competitive with the management fees charged by other investment advisers considering that the Adviser's overall management of the Fund resulted in lower total expenses compared to its expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY MORTGAGE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                                               COUPON
 THOUSANDS    DESCRIPTION AND MATURITY DATE                                               RATE             VALUE
---------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (71.7%)
              FEDERAL HOME LOAN MORTGAGE CORP. (14.9%)
$     5,000   *                                                                              5.00%   $      5,037,500
     32,500   *                                                                              5.50          33,282,031
      2,354   04/01/20 - 05/01/32                                                            7.50           2,527,303
      3,020   10/01/10 - 02/01/20                                                            9.50           3,331,700
        745   06/01/16 - 10/01/19                                                           10.00             837,698
         59   02/01/16 - 12/01/17                                                           10.50              66,538
                                                                                                     ----------------
                                                                                                           45,082,770
                                                                                                     ----------------
              FEDERAL HOME LOAN MORTGAGE CORP. PC GOLD (3.3%)
        985   12/01/28 - 09/01/33                                                            6.50           1,024,830
      6,278   01/01/30 - 08/01/32                                                            7.50           6,736,215
      2,060   02/01/23 - 07/01/31                                                            8.00           2,254,257
                                                                                                     ----------------
                                                                                                           10,015,302
                                                                                                     ----------------
              FEDERAL NATIONAL MORTGAGE ASSOC. (48.2%)
     28,500   *                                                                              4.50          27,970,937
     28,300   *                                                                              5.00          28,503,406
     37,300   *                                                                              5.50          37,661,344
     16,700   *                                                                              6.00          17,145,625
     21,294   01/01/27 - 09/01/34                                                            6.50          22,180,961
      2,781   07/01/23 - 01/01/33                                                            7.00           2,941,921
      5,820   09/01/29 - 06/01/32                                                            7.50           6,239,602
        350   *                                                                              7.50             374,609
      1,852   05/01/24 - 02/01/32                                                            8.00           2,019,907
        196   01/01/22 - 04/01/25                                                            8.50             214,924
        142   09/01/16 - 05/01/20                                                            9.50             158,209
         58   03/01/16 - 02/01/18                                                            9.75              65,160
                                                                                                     ----------------
                                                                                                          145,476,605
                                                                                                     ----------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. (5.1%)
     10,200   *                                                                              5.50          10,375,313
      1,437   08/15/25 - 05/15/29                                                            6.50           1,506,735
         14   06/15/29 - 08/15/29                                                            7.50              15,175
        935   10/15/19 - 10/15/24                                                            8.50           1,032,780
      2,056   11/15/17 - 06/15/20                                                            9.50           2,285,311
         69   05/15/16 - 11/15/20                                                           10.00              77,867
                                                                                                     ----------------
                                                                                                           15,293,181
                                                                                                     ----------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.2%)
        619   05/20/30                                                                       8.00             668,532
                                                                                                     ----------------
              TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
               (COST $214,530,315)                                                                        216,536,390
                                                                                                     ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                               COUPON
 THOUSANDS    DESCRIPTION AND MATURITY DATE                                               RATE             VALUE
---------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (17.8%)
              U.S. TREASURY BONDS
$     1,300    08/15/29                                                                      6.13%   $      1,586,915
      1,400    08/15/27                                                                      6.38           1,740,704
     26,000    02/15/06                                                                      9.38          27,250,236
              U.S. TREASURY NOTES
      8,800    02/15/13                                                                      3.88           8,685,195
     11,000    08/15/13                                                                      4.25          11,091,960
              U.S. TREASURY STRIPS
      4,560    02/15/25                                                                      0.00           1,797,753
      4,560    02/15/27                                                                      0.00           1,643,301
                                                                                                     ----------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $53,497,531)                                                                          53,796,064
                                                                                                     ----------------
              U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%)
              FEDERAL HOME LOAN MORTGAGE CORP. (0.8%)
      2,503   2547 HA
               08/15/12                                                                      5.00           2,511,773
                                                                                                     ----------------
              FEDERAL NATIONAL MORTGAGE ASSOC. (1.4%)
      1,820   2004 - TS A13
               05/28/35                                                                      3.22++         1,821,629
      2,294   2005 - W2 A1
               05/25/35                                                                      3.22++         2,294,937
                                                                                                     ----------------
                                                                                                            4,116,566
                                                                                                     ----------------
              TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
               (COST $6,638,495)                                                                            6,628,339
                                                                                                     ----------------
              SHORT-TERM INVESTMENTS (60.0%)
              U.S. GOVERNMENT AGENCIES & OBLIGATIONS (36.3%)
     35,000   Federal National Mortgage Assoc. (a)
               05/02/05 - 05/18/05                                                    2.64 - 2.73          34,976,233
        200   U.S. Treasury Bills + (a)
               07/14/05                                                               2.58 - 2.81             198,929
     19,700   U.S. Treasury Bonds
               08/15/05                                                                     10.75          20,143,270
              U.S. Treasury Notes
     35,000    05/15/05 - 08/15/05                                                           6.50          35,202,714
     19,000    05/15/05                                                                      6.75          19,029,697
                                                                                                     ----------------
              TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
               (COST $109,609,225)                                                                        109,550,843
                                                                                                     ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                               COUPON
 THOUSANDS    DESCRIPTION AND MATURITY DATE                                               RATE             VALUE
---------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT (23.7%)
$    71,673   Joint repurchase agreement account due 05/02/05
               (dated 04/29/05 proceeds $71,690,590) (b)
               (COST $71,673,000)                                                           2.945%   $     71,673,000
                                                                                                     ----------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $181,282,225)                                                                        181,223,843
                                                                                                     ----------------
              TOTAL INVESTMENTS
               (COST $455,948,566) (c) (d)                                                  151.7%        458,184,636

              LIABILITIES IN EXCESS OF OTHER ASSETS                                         (51.7)       (156,223,157)
                                                                                      -----------    ----------------

              NET ASSETS                                                                    100.0%   $    301,961,479
                                                                                      ===========    ================

----------
     PC   PARTICIPATION CERTIFICATE.
     + ALL OR A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $161,150.
     ++ FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT APRIL 30, 2005.
      * SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $227,203,551 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
     (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,530,097 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $294,027, RESULTING IN NET UNREALIZED APPRECIATION OF $2,236,070.

FUTURES CONTRACTS OPEN AT APRIL 30, 2005:

                                                                                UNREALIZED
NUMBER OF                       DESCRIPTION/DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS   LONG/SHORT             MONTH AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------
     50        Long          U.S. Treasury Bonds           $     5,742,188   $       76,868
                             20 Year June 2005
    193        Short         U.S. Treasury Notes               (40,086,702)          68,589
                             2 Year June 2005
    226        Short         U.S. Treasury Notes               (24,510,407)        (176,216)
                             5 Year June 2005
                                                                             --------------
                         Net unrealized depreciation                         $      (30,759)
                                                                             ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (including a repurchase agreement of
71,673,000) (cost $455,948,566)                                             $   458,184,636
Cash                                                                                155,054
Receivable for:
  Investments sold                                                               22,110,969
  Interest                                                                        3,209,361
  Shares of beneficial interest sold                                                114,562
  Variation margin                                                                   89,816
  Principal paydowns                                                                 62,441
Prepaid expenses and other assets                                                    91,257
                                                                            ---------------
    TOTAL ASSETS                                                                484,018,096
                                                                            ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                         181,374,185
  Distribution fee                                                                  175,720
  Shares of beneficial interest redeemed                                            174,047
  Investment advisory fee                                                           117,110
  Dividends and distributions to shareholders                                        66,762
  Administration fee                                                                 19,934
Accrued expenses and other payables                                                 128,859
                                                                            ---------------
    TOTAL LIABILITIES                                                           182,056,617
                                                                            ---------------
    NET ASSETS                                                              $   301,961,479
                                                                            ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                             $   311,096,694
Net unrealized appreciation                                                       2,205,311
Dividends in excess of net investment income                                     (5,103,990)
Accumulated net realized loss                                                    (6,236,536)
                                                                            ---------------
    NET ASSETS                                                              $   301,961,479
                                                                            ===============
CLASS A SHARES:
Net Assets                                                                  $   185,555,202
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        19,899,390
    NET ASSET VALUE PER SHARE                                               $          9.32
                                                                            ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                         $          9.73
                                                                            ===============
CLASS B SHARES:
Net Assets                                                                  $    92,527,127
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        10,107,985
    NET ASSET VALUE PER SHARE                                               $          9.15
                                                                            ===============
CLASS C SHARES:
Net Assets                                                                  $    11,430,891
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         1,237,619
    NET ASSET VALUE PER SHARE                                               $          9.24
                                                                            ===============
CLASS D SHARES:
Net Assets                                                                  $    12,448,259
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         1,362,390
    NET ASSET VALUE PER SHARE                                               $          9.14
                                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME                                                             $     4,871,418
                                                                            ---------------
EXPENSES
Distribution fee (Class A shares)                                                    16,315
Distribution fee (Class B shares)                                                 1,171,449
Distribution fee (Class C shares)                                                    41,309
Investment advisory fee                                                             745,832
Transfer agent fees and expenses                                                    187,643
Administration fee                                                                  126,950
Custodian fees                                                                       47,941
Professional fees                                                                    42,452
Shareholder reports and notices                                                      34,224
Registration fees                                                                    27,772
Trustees' fees and expenses                                                           5,774
Other                                                                                26,961
                                                                            ---------------
    TOTAL EXPENSES                                                                2,474,622
                                                                            ---------------
    NET INVESTMENT INCOME                                                         2,396,796
                                                                            ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                         523,788
Futures contracts                                                                   997,422
                                                                            ---------------
    NET REALIZED GAIN                                                             1,521,210
                                                                            ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                        (829,631)
Futures contracts                                                                  (166,615)
                                                                            ---------------
    NET DEPRECIATION                                                               (996,246)
                                                                            ---------------
    NET GAIN                                                                        524,964
                                                                            ---------------
NET INCREASE                                                                $     2,921,760
                                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX       FOR THE YEAR
                                                                   MONTHS ENDED           ENDED
                                                                  APRIL 30, 2005    OCTOBER 31, 2004
                                                                  --------------    ----------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                             $    2,396,796    $      3,564,078
Net realized gain                                                      1,521,210          10,297,425
Net change in unrealized appreciation/depreciation                      (996,246)          1,563,091
                                                                  --------------    ----------------

    NET INCREASE                                                       2,921,760          15,424,594
                                                                  --------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                          (339,074)           (465,680)
Class B shares                                                        (4,737,855)         (9,669,856)
Class C shares                                                          (218,174)           (430,048)
Class D shares                                                          (269,457)           (597,216)
                                                                  --------------    ----------------

    TOTAL DIVIDENDS                                                   (5,564,560)        (11,162,800)
                                                                  --------------    ----------------

Net decrease from transactions in shares of beneficial interest      (36,730,758)       (112,215,154)
                                                                  --------------    ----------------

    NET DECREASE                                                     (39,373,558)       (107,953,360)

NET ASSETS:
Beginning of period                                                  341,335,037         449,288,397
                                                                  --------------    ----------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
$5,103,990 AND $1,936,226, RESPECTIVELY)                          $  301,961,479    $    341,335,037
                                                                  ==============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Mortgage Securities Trust (the "Fund"), formerly Morgan Stanley Federal Securities Trust (the Fund's name changed effective June 22, 2005), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of daily net assets not exceeding $1 billion; 0.445% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of daily net assets exceeding $12.5 billion

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,815,503 at April 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.69%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $47, $149,130 and $1,595, respectively and received $4,782 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2005 were $1,188,577,183 and $1,286,280,822, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At April 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $2,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,658. At April 30, 2005, the Fund had an accrued pension liability of $61,807 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into theses contracts from potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                 FOR THE SIX                          FOR THE YEAR
                                                MONTHS ENDED                             ENDED
                                               APRIL 30, 2005                       OCTOBER 31, 2004
                                     ----------------------------------    ----------------------------------
                                                (UNAUDITED)
                                          SHARES             AMOUNT             SHARES            AMOUNT
                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                          83,463    $       780,171            513,280    $     4,804,882
Conversion from Class B                   19,077,553        177,802,790                 --                 --
Reinvestment of dividends                     20,014            186,753             22,990            214,078
Redeemed                                    (415,706)        (3,884,333)        (1,383,423)       (12,946,742)
                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A        18,765,324        174,885,381           (847,153)        (7,927,782)
                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                         397,114          3,641,003          1,517,976         13,883,792
Conversion to Class A                    (19,431,999)      (177,802,790)                --                 --
Reinvestment of dividends                    295,933          2,710,672            645,707          5,907,269
Redeemed                                  (4,210,731)       (38,642,367)       (12,345,354)      (112,864,951)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                  (22,949,683)      (210,093,482)       (10,181,671)       (93,073,890)
                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                          75,826            703,403            410,963          3,799,461
Reinvestment of dividends                     16,220            149,895             30,647            282,875
Redeemed                                    (236,085)        (2,184,852)          (885,953)        (8,161,101)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                     (144,039)        (1,331,554)          (444,343)        (4,078,765)
                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                         186,005          1,703,687            453,643          4,145,381
Reinvestment of dividends                     21,030            192,343             45,843            418,438
Redeemed                                    (228,023)        (2,087,133)        (1,277,486)       (11,698,536)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                      (20,988)          (191,103)          (778,000)        (7,134,717)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                      (4,349,386)   $   (36,730,758)       (12,251,167)   $  (112,215,154)
                                     ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2004, the Fund had a net capital loss carryforward of $7,355,496 of which $2,381,171 will expire on October 31, 2007, $3,711,589 will expire on October 31, 2011 and $1,262,736 will expire on October 31, 2012 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and mark-to-market of open futures contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY MORTGAGE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED        --------------------------------------------------------------
                                             APRIL 30, 2005          2004         2003         2002         2001         2000
                                            ----------------      ----------   ----------   ----------   ----------   ----------
                                               (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           9.40      $     9.29   $     9.58   $     9.51   $     8.98   $     9.01
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                 0.09            0.07         0.12         0.43         0.54         0.63
  Net realized and unrealized gain (loss)               0.02            0.36         0.04         0.12         0.53        (0.03)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Total income from investment operations                 0.11            0.43         0.16         0.55         1.07         0.60
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Less dividends from net investment income              (0.19)          (0.32)       (0.45)       (0.48)       (0.54)       (0.63)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period              $           9.32      $     9.40   $     9.29   $     9.58   $     9.51   $     8.98
                                            ================      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                           1.21%(2)        4.74%        1.70%        6.14%       12.28%        6.97%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.98%(3)        0.91%        0.92%        0.90%        0.91%        0.82%
Net investment income                                   2.09%(3)        1.52%        1.69%        4.51%        5.90%        7.05%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $        185,555      $   10,663   $   18,409   $   22,713   $    8,593   $    4,821
Portfolio turnover rate                                  379%(2)         666%         654%          25%         157%          64%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED        --------------------------------------------------------------
                                             APRIL 30, 2005          2004         2003         2002         2001         2000
                                            ----------------      ----------   ----------   ----------   ----------   ----------
                                               (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           9.23      $     9.12   $     9.42   $     9.35   $     8.85   $     8.87
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                 0.05            0.00         0.05         0.36         0.47         0.55
  Net realized and unrealized gain (loss)               0.03            0.36         0.03         0.12         0.50        (0.02)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Total income from investment operations                 0.08            0.36         0.08         0.48         0.97         0.53
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Less dividends from net investment income              (0.16)          (0.25)       (0.38)       (0.41)       (0.47)       (0.55)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period              $           9.15      $     9.23   $     9.12   $     9.42   $     9.35   $     8.85
                                            ================      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                           0.83%(2)        4.05%        0.89%        5.36%       11.38%        6.26%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.63%(3)        1.59%        1.56%        1.55%        1.56%        1.57%
Net investment income                                   1.44%(3)        0.84%        1.05%        3.86%        5.25%        6.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $         92,527      $  305,066   $  394,399   $  476,023   $  490,351   $  456,418
Portfolio turnover rate                                  379%(2)         666%         654%          25%         157%          64%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED        --------------------------------------------------------------
                                             APRIL 30, 2005          2004         2003         2002         2001         2000
                                            ----------------      ----------   ----------   ----------   ----------   ----------
                                               (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           9.31      $     9.20   $     9.50   $     9.43   $     8.93   $     8.95
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                 0.06            0.01         0.06         0.36         0.48         0.56
  Net realized and unrealized gain (loss)               0.04            0.35         0.03         0.12         0.50        (0.02)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Total income from investment operations                 0.10            0.36         0.09         0.48         0.98         0.54
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Less dividends from net investment income              (0.17)          (0.25)       (0.39)       (0.41)       (0.48)       (0.56)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period              $           9.24      $     9.31   $     9.20   $     9.50   $     9.43   $     8.93
                                            ================      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                           1.04%(2)        4.03%        0.91%        5.35%       11.33%        6.26%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.47%(3)        1.59%        1.56%        1.55%        1.56%        1.57%
Net investment income                                   1.60%(3)        0.84%        1.05%        3.86%        5.25%        6.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $         11,431      $   12,864   $   16,803   $   19,116   $   15,248   $   10,191
Portfolio turnover rate                                  379%(2)         666%         654%          25%         157%          64%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED        --------------------------------------------------------------
                                             APRIL 30, 2005          2004         2003         2002         2001         2000
                                            ----------------      ----------   ----------   ----------   ----------   ----------
                                               (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           9.21      $     9.10   $     9.39   $     9.33   $     8.84   $     8.86
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                 0.09            0.08         0.13         0.43         0.55         0.63
  Net realized and unrealized gain (loss)               0.04            0.36         0.04         0.12         0.49        (0.02)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Total income from investment operations                 0.13            0.44         0.17         0.55         1.04         0.61
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Less dividends from net investment income              (0.20)          (0.33)       (0.46)       (0.49)       (0.55)       (0.63)
                                            ----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period              $           9.14      $     9.21   $     9.10   $     9.39   $     9.33   $     8.84
                                            ================      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                           1.37%(2)        4.93%        1.85%        6.14%       12.23%        7.17%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.78%(3)        0.74%        0.71%        0.70%        0.71%        0.72%
Net investment income                                   2.29%(3)        1.69%        1.90%        4.71%        6.10%        7.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $         12,448      $   12,742   $   19,677   $   12,297   $    6,206   $    4,378
Portfolio turnover rate                                  379%(2)         666%         654%          25%         157%          64%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37895RPT RA05-00444P-Y04/05

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             MORTGAGE SECURITIES
                                                                           TRUST


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2005


                                                           [MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005